TAXES ON INCOME - Summary of Loss Before Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (94,937)	$ (125,228)	$ (127,631)
Foreign	347	2,416	1,084
Loss before taxes on income	$ (94,590)	$ (122,812)	$ (126,547)